Financial Risks - Summary of Closing Levels of Certain Major Indices (Detail) Unit_pure in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
S & P 500 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	3,231	2,507	2,674	2,239	2,044
Nasdaq [member]
Disclosure of equities prices [line items]
Closing levels of major indices	8,973	6,635	6,903	5,383	5,007
FTSE 100 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	7,542	6,728	7,688	7,143	6,242
AEX [member]
Disclosure of equities prices [line items]
Closing levels of major indices	605	488	545	483	442